Expense Example	May 01, 2026 USD ($)
Baird Ultra Short Bond Fund | Baird Ultra Short Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Baird Ultra Short Bond Fund | Baird Ultra Short Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	366
Baird Short-Term Bond Fund | Baird Short-Term Bond Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Short-Term Bond Fund | Baird Short-Term Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Intermediate Bond Fund | Baird Intermediate Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Intermediate Bond Fund | Baird Intermediate Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Aggregate Bond Fund | Baird Aggregate Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Aggregate Bond Fund | Baird Aggregate Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Core Plus Bond Fund | Baird Core Plus Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Core Plus Bond Fund | Baird Core Plus Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Short-Term Municipal Bond Fund | Baird Short-Term Municipal Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Short-Term Municipal Bond Fund | Baird Short-Term Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Strategic Municipal Bond Fund | Baird Strategic Municipal Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Strategic Municipal Bond Fund | Baird Strategic Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Quality Intermediate Municipal Bond Fund | Baird Quality Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Quality Intermediate Municipal Bond Fund | Baird Quality Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Core Intermediate Municipal Bond Fund | Baird Core Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Core Intermediate Municipal Bond Fund | Baird Core Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird Municipal Bond Fund | Baird Municipal Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baird Municipal Bond Fund | Baird Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Baird MidCap Growth Fund | Baird MidCap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,351
Baird MidCap Growth Fund | Baird MidCap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Baird Small/Mid Cap Growth Fund | Baird Small/Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,425
Baird Small/Mid Cap Growth Fund | Baird Small/Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,136
Baird Equity Opportunity Fund | Baird Equity Opportunity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	2,160
Baird Equity Opportunity Fund | Baird Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,891
Baird Chautauqua International Growth Fund | Baird Chautauqua International Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,304
Baird Chautauqua International Growth Fund | Baird Chautauqua International Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,012
Baird Chautauqua Global Growth Fund | Baird Chautauqua Global Growth Fund, Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,325
Baird Chautauqua Global Growth Fund | Baird Chautauqua Global Growth Fund, Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,033